NET SALES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Sales
Gross sales	R$ 120,117.7	R$ 125,907.2	R$ 110,162.7
Excise duty	(25,227.5)	(24,851.4)	(22,052.6)
Discounts	(15,153.3)	(21,347.0)	(15,255.8)
Total	R$ 79,736.9	R$ 79,708.8	R$ 72,854.3